Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 15,254	$ 10,235
Accounts receivable, net of allowances	2,999	1,889
Notes and other receivables	430	86
Inventory, net	2,179	2,442
Note receivable		150
Prepaid expenses and other current assets	2,797	2,803
Current assets of discontinued operations		12,261
Total Current Assets	23,659	29,866
Property and equipment, net	1,052	1,064
Operating lease right-of-use asset, net	484	531
Software development costs, net	1,313	1,265
Investments in equity securities	364	330
Long-term investments	50	716
Intangible assets, net	2,810	2,994
Other assets	175	158
Non-current assets of discontinued operations		20,711
Total Assets	29,907	57,635
Current Liabilities
Accounts payable	1,767	1,503
Accrued liabilities	5,112	2,619
Operating lease obligation, current	199	211
Deferred revenue	1,382	1,323
Short-term debt	14,971	13,643
Acquisition liability		197
Current liabilities of discontinued operations		5,218
Total Current Liabilities	23,431	24,714
Long Term Liabilities
Operating lease obligation, noncurrent	297	334
Non-current liabilities of discontinued operations		472
Total Liabilities	23,728	25,520
Stockholders’ Equity
Common Stock – $0.001 par value; 500,000,000 shares authorized; 16,478,253 and 3,570,894 issued and 16,478,252 and 3,570,893 outstanding as of March 31, 2023 and December 31, 2022, respectively.	16	4
Additional paid-in capital	339,148	346,668
Treasury stock, at cost, 1 share	(695)	(695)
Accumulated other comprehensive income	(198)	1,061
Accumulated deficit	(330,586)	(313,739)
Stockholders’ Equity Attributable to Inpixon	7,685	33,299
Non-controlling Interest	(1,506)	(1,184)
Total Stockholders’ Equity	6,179	32,115	$ 83,491
Total Liabilities and Stockholders’ Equity	29,907	57,635
Previously Reported
Current Assets
Cash and cash equivalents		10,235	42,480
Accounts receivable, net of allowances		1,889	1,454
Notes and other receivables		86	215
Inventory, net		2,442	1,965
Short-term investments			43,125
Note receivable		150
Prepaid expenses and other current assets		2,803	3,953
Current assets of discontinued operations		12,261	12,770
Total Current Assets		29,866	105,962
Property and equipment, net		1,064	1,211
Operating lease right-of-use asset, net		531	1,013
Software development costs, net		1,265	1,144
Investments in equity securities		330	1,838
Long-term investments		716	2,500
Intangible assets, net		2,994	10,010
Goodwill, net			2,127
Other assets		158	177
Non-current assets of discontinued operations		20,711	30,691
Total Assets		57,635	156,673
Current Liabilities
Accounts payable		1,503	1,753
Accrued liabilities		2,619	2,783
Operating lease obligation, current		211	430
Deferred revenue		1,323	1,660
Short-term debt		13,643	3,490
Acquisition liability		197	5,114
Current liabilities of discontinued operations		5,218	11,901
Total Current Liabilities		24,714	27,131
Long Term Liabilities
Operating lease obligation, noncurrent		334	577
Acquisition liability, noncurrent			220
Non-current liabilities of discontinued operations		472	559
Total Liabilities		25,520	28,487
Stockholders’ Equity
Common Stock – $0.001 par value; 500,000,000 shares authorized; 16,478,253 and 3,570,894 issued and 16,478,252 and 3,570,893 outstanding as of March 31, 2023 and December 31, 2022, respectively.		4	2
Additional paid-in capital		346,668	332,761
Treasury stock, at cost, 1 share		(695)	(695)
Accumulated other comprehensive income		1,061	44
Accumulated deficit		(313,739)	(250,309)
Stockholders’ Equity Attributable to Inpixon		33,299	81,803
Non-controlling Interest		(1,184)	1,688
Total Stockholders’ Equity		32,115	83,491
Total Liabilities and Stockholders’ Equity		57,635	156,673
Series7 Convertible Preferred Stock | Previously Reported
Mezzanine Equity
Convertible preferred stock			44,695
Series8 Convertible Preferred Stock | Previously Reported
Mezzanine Equity
Convertible preferred stock
Preferred Stock [Member]
Stockholders’ Equity
Preferred Stock –$0.001 par value; 5,000,000 shares authorized
Preferred Stock [Member] | Previously Reported
Stockholders’ Equity
Preferred Stock –$0.001 par value; 5,000,000 shares authorized
Series 4 Convertible Preferred Stock
Stockholders’ Equity
Convertible preferred stock
Series 4 Convertible Preferred Stock | Previously Reported
Stockholders’ Equity
Convertible preferred stock
Series 5 Convertible Preferred Stock
Stockholders’ Equity
Convertible preferred stock
Series 5 Convertible Preferred Stock | Previously Reported
Stockholders’ Equity
Convertible preferred stock